Average Annual Total Returns			12 Months Ended	48 Months Ended	49 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024 [7]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FORT PITT CAPITAL TOTAL RETURN FUND [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			16.98%			9.03%	10.04%
FORT PITT CAPITAL TOTAL RETURN FUND [Default Label] | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%			14.53%	13.10%
FORT PITT CAPITAL TOTAL RETURN FUND [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.35%			6.52%	8.11%
FORT PITT CAPITAL TOTAL RETURN FUND [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.39%			6.89%	7.89%
North Square Strategic Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A - Return Before Taxes
Average Annual Return, Percent			3.00%			8.36%
North Square Strategic Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return Before Taxes
Average Annual Return, Percent			9.70%			4.42%	4.10%
North Square Strategic Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return After Taxes on Distributions
Average Annual Return, Percent			7.91%			2.60%	2.47%
North Square Strategic Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.72%			2.63%	2.54%
North Square Strategic Income Fund Class I | Bloomberg U S Aggregate Bond Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		1.25%			(0.33%)	1.35%
North Square Select Small Cap Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return Before Taxes
Average Annual Return, Percent			15.52%			9.00%	9.59%
North Square Select Small Cap Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return After Taxes on Distributions
Average Annual Return, Percent			15.21%			7.63%	6.97%
North Square Select Small Cap Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.41%			6.80%	6.90%
North Square Select Small Cap Fund Class I | Russell 3000 Total Return Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Total Return Index(1) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		23.81%			13.86%	12.55%
North Square Select Small Cap Fund Class I | Russell 2000 Value Total Return Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000®Value Total Return Index(2) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[4]		8.05%			7.29%	7.14%
North Square Select Small Cap Fund Class I | Russell 2000 Total Return Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Total Return Index(3) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[5]		11.54%			7.40%	7.82%
North Square Altrinsic International Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return Before Taxes
Average Annual Return, Percent			3.62%		4.15%
Performance Inception Date		Dec. 04, 2020
North Square Altrinsic International Equity Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return After Taxes on Distributions
Average Annual Return, Percent			2.50%		3.67%
North Square Altrinsic International Equity Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.25%		3.33%
North Square Altrinsic International Equity Fund Class I | M S C I E A F E Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index(1) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[6]		3.82%		4.47%
North Square McKee Bond Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		lass R6 - Return Before Taxes
Average Annual Return, Percent			1.77%	(0.86%)
Performance Inception Date		Dec. 28, 2020
North Square McKee Bond Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R6 - Return After Taxes on Distributions
Average Annual Return, Percent			0.07%	(1.92%)
North Square McKee Bond Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R6 - Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.04%	(1.10%)
North Square McKee Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I - Return Before Taxes
Average Annual Return, Percent			1.54%	(0.90%)
Performance Inception Date		Dec. 28, 2020
North Square McKee Bond Fund Class I | Bloomberg U S Aggregate Bond Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index(2) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[8]		1.25%	(2.15%)

[1]	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[2]	The Bloomberg US Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate-term investment grade bonds traded in the United States. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[3]	In accordance with regulatory changes requiring the Fund to compare its performance over time to the performance of a benchmark that represents the overall applicable broad-based securities market, the Fund’s regulatory benchmark is the Russell 3000® Total Return Index. The Russell 3000® Total Return Index measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable US equity market. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[4]	The Russell 2000® Value Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[5]	The Russell 2000® Total Return Index measures the performance of the small cap segment of the U.S. equity universe. The Russell 2000® Total Return Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[6]	The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[7]	Class I shares of the Fund commenced operations on May 19, 2021. The performance shown for Class I shares for periods pre-dating the commencement of operations of the class reflects the performance of the Fund’s Class R6 shares, the initial share class, calculated using the fees and expenses of Class I shares, and without the effect of any fee and expense limitations or waivers. If Class I shares of the Fund had been available during periods prior to May 19, 2021, the performance shown may have been different.
[8]	The Bloomberg US Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate-term investment grade bonds traded in the United States. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.